Notes to the interim condensed consolidated statement of financial position - Shareholders' equity - Changes in share capital (Details) - EUR (€)	Mar. 25, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Shareholders' equity		€ (79,060,000)	€ (32,032,000)	€ (7,667,000)	€ 45,476,000
Number of shares outstanding		52,477,188	52,115,807
Nominal value		€ 0.01
Increase (decrease) in number of shares outstanding	361,381
Share capital
Disclosure of classes of share capital [line items]
Shareholders' equity		€ 524,772	€ 521,158	421,000	421,000
Nominal value	€ 0.01	€ 0.01	€ 0.01
Issue of ordinary shares	€ 3,614
Premiums related to share capital
Disclosure of classes of share capital [line items]
Shareholders' equity		€ 201,858,649	€ 201,862,263	€ 173,886,000	€ 173,886,000
Issue of ordinary shares	€ (3,614)